CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating activities:
Net income	$ 190,069	¥ 1,236,647	¥ 796,482	¥ 439,380
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	10,200	66,367	55,436	52,535
Depreciation and amortization	121,306	789,252	694,894	661,404
Amortization of issuance cost of convertible senior notes	399	2,598
Deferred taxes	(11,717)	(76,237)	33,446	(50,149)
Bad debt expenses	376	2,446	1,082	1,997
Deferred rent	32,134	209,074	103,322	130,301
(Gain) loss from disposal of property and equipment	1,980	12,884	9,333	(5,519)
Impairment loss	26,008	169,213	153,741	95,608
Loss (Income) from equity method investments	1,811	11,783	(6,157)	2,896
Investment (income) loss	(24,588)	(159,974)	(116,763)	(2,767)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	647	4,207	(46,211)	(5,749)
Prepaid rent	(28,995)	(188,653)	(25,380)	(44,430)
Inventories	425	2,766	3,923	5,952
Amounts due from related parties	(4,788)	(31,151)	(9,314)
Other current assets	(11,730)	(76,320)	(40,813)	(15,518)
Other assets	(8,363)	(54,411)	(5,046)	1,787
Accounts payable	1,251	8,141	59,129	14,194
Amounts due to related parties	475	3,093	7,489	1,250
Salary and welfare payables	20,464	133,142	60,669	24,532
Deferred revenue	617	4,016	19,529	216,805
Accrued expenses and other current liabilities	44,293	288,185	202,351	121,502
Income tax payable	6,868	44,688	64,087	56,019
Other long-term liabilities	7,813	50,840	51,072	60,481
Net cash provided by (used in) operating activities	376,955	2,452,596	2,066,301	1,762,511
Investing activities:
Purchases of property and equipment for hotels in operation and headquarters	(62,273)	(405,166)	(296,353)	(315,117)
Purchases of property and equipment for hotels under development	(63,685)	(414,357)	(206,783)	(325,105)
Purchases of intangibles	(1,207)	(7,854)	(13,557)	(8,818)
Amount received as a result of government zoning	399	2,593	2,099	6,721
Acquisitions, net of cash received	(575,686)	(3,745,588)	131,501	(19,153)
Proceeds from disposal of subsidiary and branch, net of cash disposed	2,103	13,684	(20,668)	5,000
Purchases of long-term investments	(204,034)	(1,327,508)	(293,125)	(105,707)
Proceeds from maturity/sale of long-term investments	19,700	128,174	14,842	14,410
Payment for shareholder loan to equity investees	(17,399)	(113,206)	(39,387)	(1,386)
Collection of shareholder loan from equity investees	18,421	119,855	9,285	1,522
Purchases of short-term investments	(14,724)	(95,802)		(434,811)
Proceeds from maturity/sale of short-term investments			526,443
Payment for the origination of loan receivables	(68,532)	(445,892)	(36,420)	(53,000)
Proceeds from collection of loan receivables	8,554	55,662	45,885	45,587
(Increase) decrease in restricted cash	(73,905)	(480,849)	360,000	(360,500)
Net cash (used in) provided by investing activities	(1,032,268)	(6,716,254)	183,762	(1,550,357)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of options	1,394	9,073	12,206	22,619
Payment of share repurchase				(107,331)
Proceeds from short-term bank borrowings	20,978	136,488	281,719	589,376
Repayment of short-term bank borrowings	(45,291)	(294,677)	(332,555)	(283,516)
Proceeds from long-term bank borrowings	558,409	3,633,174
Repayment of long-term bank borrowings	(253,741)	(1,650,917)
Funds advanced from noncontrolling interest holders	12,845	83,573	11,453	5,432
Repayment of funds advanced from noncontrolling interest holders	(1,342)	(8,730)	(600)	(900)
Acquisitions of noncontrolling interest	(576)	(3,750)	(4,083)	(4,083)
Contribution from noncontrolling interest holders	3,931	25,575	45,604	2,450
Dividends paid to noncontrolling interest holders	(432)	(2,810)	(3,677)	(4,604)
Dividends paid	(47,084)	(306,343)	(276,261)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option	449,595	2,925,203
Debt financing costs paid	(1,501)	(9,763)
Proceeds from ADS lending	1	7
Net cash provided by (used in) financing activities	697,186	4,536,103	(266,194)	219,443
Effect of exchange rate changes on cash and cash equivalents	(5,031)	(32,733)	13,300	(2,624)
Net (decrease) increase in cash and cash equivalents	36,842	239,712	1,997,169	428,973
Cash and cash equivalents at the beginning of the period	497,212	3,235,007	1,237,838	808,865
Cash and cash equivalents at the end of the period	534,054	3,474,719	3,235,007	1,237,838
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	28,687	186,648	9,415	3,854
Income taxes paid	58,447	380,272	184,414	190,660
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	94,140	612,503	453,281	513,168
Consideration payable for business acquisition	18,173	118,242	172,813	113,458
Purchase of intangible assets included in payables	924	6,015	7,267	7,646
Reimbursement of government zoning included in receivables	318	2,068	2,700	2,099
Proceeds from disposal of subsidiary and branch included in receivables	$ 46	¥ 300
Acquisition of noncontrolling interest included in payables				¥ 4,083
Issuance of ordinary shares for acquisition of AccorHotels (Note 3)			¥ 1,143,521